Condensed Consolidating Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$24,875	$13,984	$9,919	$—	$48,778
Accounts receivable, net	—	307,273	73,297	—	380,570
Contract cost and recognized income not yet billed	—	74,958	14,700	—	89,658
Prepaid expenses and other assets	2,504	27,665	1,346	—	31,515
Parts and supplies inventories	—	4,130	1,134	—	5,264
Deferred income taxes	3,592	16,312	10,368	(19,904)	10,368
Assets held for sale	—	62,804	28,136	—	90,940
Receivables from affiliated companies	80,871	51,486	—	(132,357)	—

Total current assets	111,842	558,612	138,900	(152,261)	657,093
Deferred income taxes	102,493	—	113	(102,493)	113
Property, plant and equipment, net	—	117,204	6,781	—	123,985
Other intangible assets, net	—	158,062	—	—	158,062
Investment in subsidiaries	12,231	—	—	(12,231)	—
Other assets	—	37,844	1,149	—	38,993

Total assets	$226,566	$871,722	$146,943	$(266,985)	$978,246

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$—	$5,869	$—	$—	$5,869
Accounts payable and accrued liabilities	149	249,224	46,134	—	295,507
Contract billings in excess of cost and recognized income	—	33,332	2,911	—	36,243
Current portion of capital lease obligations	—	1,321	(4)	—	1,317
Current portion of settlement obligation of discontinued operations	—	—	5,000	—	5,000
Accrued income taxes	18,127	—	10,164	(19,904)	8,387
Other current liabilities	—	2,804	5,280	—	8,084
Liabilities held for sale	—	15,384	10,790	—	26,174
Payables to affiliated companies	—	—	132,357	(132,357)	—

Total current liabilities	18,276	307,934	212,632	(152,261)	386,581
Long-term debt	—	294,353	—	—	294,353
Capital lease obligations	—	2,283	(2)	—	2,281
Long-term portion of settlement obligation of discontinued operations	—	—	36,500	—	36,500
Long-term liabilities for unrecognized tax benefits	1,957	—	2,999	—	4,956
Deferred income taxes	—	105,058	6,059	(102,493)	8,624
Other long-term liabilities	—	34,400	4,218	—	38,618

Total liabilities	20,233	744,028	262,406	(254,754)	771,913
Stockholders’ equity:
Total stockholders’ equity	206,333	127,694	(115,463)	(12,231)	206,333

Total liabilities and stockholders’ equity	$226,566	$871,722	$146,943	$(266,985)	$978,246

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$188	$27,885	$24,786	$—	$52,859
Accounts receivable, net	109	213,079	33,714	—	246,902
Contract cost and recognized income not yet billed	—	31,615	37	—	31,652
Prepaid expenses and other assets	14,960	20,349	6,988	(427)	41,870
Parts and supplies inventories	—	4,008	1,450	—	5,458
Deferred income taxes	3,001	8,351	(1,156)	(8,351)	1,845
Assets held for sale	—	61,279	65,978	—	127,257
Receivables from affiliated companies	444,106	77,068	—	(521,174)	—

Total current assets	462,364	443,634	131,797	(529,952)	507,843
Deferred income taxes	103,326	—	33	(103,359)	—
Property, plant and equipment, net	—	138,895	13,696	—	152,591
Goodwill	—	8,067	—	—	8,067
Other intangible assets, net	—	172,876	—	—	172,876
Investment in subsidiaries	29,860	—	—	(29,860)	—
Other assets	189	19,519	686	—	20,394

Total assets	$595,739	$782,991	$146,212	$(663,171)	$861,771

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$32,050	$—	$—	$(427)	$31,623
Accounts payable and accrued liabilities	57	179,209	16,189	—	195,455
Contract billings in excess of cost and recognized income	—	14,245	1,855	—	16,100
Current portion of capital lease obligations	—	2,035	(4)	—	2,031
Current portion of settlement obligation of discontinued operations	—	—	14,000	—	14,000
Accrued income taxes	11,325	—	775	(8,351)	3,749
Other current liabilities	207	3,720	6,163	—	10,090
Liabilities held for sale	—	16,209	25,899	—	42,108
Payables to affiliated companies	318,683	37,039	165,452	(521,174)	—

Total current liabilities	362,322	252,457	230,329	(529,952)	315,156
Long-term debt	—	230,707	—	—	230,707
Capital lease obligations	—	3,389	(2)	—	3,387
Long-term portion of settlement obligation of discontinued operations	—	—	41,500	—	41,500
Long-term liabilities for unrecognized tax benefits	1,839	—	1,916	—	3,755
Deferred income taxes	—	105,095	1,082	(103,359)	2,818
Other long-term liabilities	—	31,934	936	—	32,870

Total liabilities	364,161	623,582	275,761	(633,311)	630,193
Stockholders’ equity:
Total stockholders’ equity	231,578	159,409	(129,549)	(29,860)	231,578

Total liabilities and stockholders’ equity	$595,739	$782,991	$146,212	$(663,171)	$861,771

Condensed Consolidating Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$1,708,997	$219,803	$—	$1,928,800
Operating expenses:
Contract	—	1,532,593	206,384	—	1,738,977
Amortization of intangibles	—	14,985	—	—	14,985
General and administrative	3,743	139,945	8,128	—	151,816
Goodwill impairment	—	8,067	—	—	8,067
Other charges	—	151	—	—	151

Operating income (loss)	(3,743)	13,256	5,291	—	14,804
Other income (expense):
Equity in loss of consolidated subsidiaries	(17,629)	—	(976)	18,605	—
Interest expense, net	(2,404)	(27,060)	71	—	(29,393)
Loss on early extinguishment of debt	—	(3,405)	—	—	(3,405)
Other, net	2,892	(1,789)	(1,673)	—	(570)

Income (loss) from continuing operations before income taxes	(20,884)	(18,998)	2,713	18,605	(18,564)
Provision (benefit) for income taxes	9,327	(7,968)	3,368	—	4,727

Income (loss) from continuing operations	(30,211)	(11,030)	(655)	18,605	(23,291)
Income (loss) from discontinued operations net of provision for income taxes	—	(20,685)	14,741	—	(5,944)

Net income (loss)	(30,211)	(31,715)	14,086	18,605	(29,235)
Less: Income attributable to noncontrolling interest	—	—	—	(976)	(976)

Net income (loss) attributable to Willbros Group, Inc.	$(30,211)	$(31,715)	$14,086	$17,629	$(30,211)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$1,222,678	$153,691	$—	$1,376,369
Operating expenses:
Contract	—	1,108,607	140,418	—	1,249,025
Amortization of intangibles	—	15,108	—	—	15,108
General and administrative	2,808	122,981	1,594	—	127,383
Goodwill impairment	—	167,753	10,822	—	178,575
Settlement of project dispute	—	8,236	—	—	8,236
Changes in fair value of contingent earnout	—	(10,000)	—	—	(10,000)
Other charges	—	105	—	—	105

Operating income (loss)	(2,808)	(190,112)	857	—	(192,063)
Other income (expense):
Equity in loss of consolidated subsidiaries	(320,202)	—	(1,195)	321,397	—
Interest expense, net	(3,240)	(41,825)	30	—	(45,035)
Loss on early extinguishment of debt	—	(6,304)	—	—	(6,304)
Other, net	(212)	(362)	35	—	(539)

Income (loss) from continuing operations before income taxes	(326,462)	(238,603)	(273)	321,397	(243,941)
Provision (benefit) for income taxes	(32,446)	5	(1,117)	—	(33,558)

Income (loss) from continuing operations	(294,016)	(238,608)	844	321,397	(210,383)
Loss from discontinued operations net of provision for income taxes	—	(8,182)	(74,256)	—	(82,438)

Net income (loss)	(294,016)	(246,790)	(73,412)	321,397	(292,821)
Less: Income attributable to noncontrolling interest	—	—	—	(1,195)	(1,195)

Net income (loss) attributable to Willbros Group, Inc.	$(294,016)	$(246,790)	$(73,412)	$320,202	$(294,016)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$845,295	$158,114	$—	$1,003,409
Operating expenses:
Contract	—	744,714	142,238	—	886,952
Amortization of intangibles	—	9,437	—	—	9,437
General and administrative	32,059	64,199	9,828	—	106,086
Goodwill impairment	—	60,000	—	—	60,000
Settlement of project dispute	—	—	—	—	—
Changes in fair value of contingent earnout	—	(45,340)	—	—	(45,340)
Acquisition costs	—	10,055	—	—	10,055
Other charges	—	3,771	—	—	3,771

Operating income (loss)	(32,059)	(1,541)	6,048	—	(27,552)
Other income (expense):
Equity in loss of consolidated subsidiaries	(37,303)	—	(1,207)	38,510	—
Interest expense, net	(7,755)	(20,009)	125	—	(27,639)
Loss on early extinguishment of debt	—	—	—	—	—
Other, net	4	811	738	—	1,553

Income (loss) from continuing operations before income taxes	(77,113)	(20,739)	5,704	38,510	(53,638)
Provision (benefit) for income taxes	(40,077)	9,792	1,334	—	(28,951)

Income (loss) from continuing operations	(37,036)	(30,531)	4,370	38,510	(24,687)
Loss from discontinued operations net of provision for income taxes	—	(1,516)	(9,626)	—	(11,142)

Net income (loss)	(37,036)	(32,047)	(5,256)	38,510	(35,829)
Less: Income attributable to noncontrolling interest	—	—	—	(1,207)	(1,207)

Net income (loss) attributable to Willbros Group, Inc.	$(37,036)	$(32,047)	$(5,256)	$37,303	$(37,036)

Condensed consolidating statement of comprehensive Income (loss)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(30,211)	$(31,715)	$14,086	$18,605	$(29,235)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,521)	—	(1,521)	1,521	(1,521)
Changes in derivative financial instruments	—	455	—	—	455

Total other comprehensive income (loss), net of tax	(1,521)	455	(1,521)	1,521	(1,066)

Total comprehensive income (loss)	(31,732)	(31,260)	12,565	20,126	(30,301)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(976)	(976)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(31,732)	$(31,260)	$12,565	$19,150	$(31,277)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(294,016)	$(246,790)	$(73,412)	$321,397	$(292,821)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,450)	—	(1,450)	1,450	(1,450)
Changes in derivative financial instruments	—	(1,918)	—	—	(1,918)

Total other comprehensive income (loss), net of tax	(1,450)	(1,918)	(1,450)	1,450	(3,368)

Total comprehensive income (loss)	(295,466)	(248,708)	(74,862)	322,847	(296,189)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(1,195)	(1,195)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(295,466)	$(248,708)	$(74,862)	$321,652	$(297,384)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(37,036)	$(32,047)	$(5,256)	$38,510	$(35,829)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	6,194	—	6,194	(6,194)	6,194
Changes in derivative financial instruments	—	19	—	—	19

Total other comprehensive income (loss), net of tax	6,194	19	6,194	(6,194)	6,213

Total comprehensive income (loss)	(30,842)	(32,028)	938	32,316	(29,616)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(1,207)	(1,207)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(30,842)	$(32,028)	$938	$31,109	$(30,823)

Condensed Consolidating Statement of Cash flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$25,242	$9,397	$(41,840)	$—	$(7,201)
Cash flows from operating activities of discontinued operations	—	(22,406)	(6,131)	—	(28,537)

Net cash from operating activities	25,242	(13,009)	(47,971)	—	(35,738)
Cash flows from investing activities:
Proceeds from sales of property, plant and equipment	—	2,066	17,262	—	19,328
Purchase of property, plant and equipment	—	(11,580)	(906)	—	(12,486)

Cash flows from investing activities of continuing operations	—	(9,514)	16,356	—	6,842
Cash flows from investing activities of discontinued operations	—	259	15,135	—	15,394

Net cash from investing activities	—	(9,255)	31,491	—	22,236
Cash flows from financing activities:
Proceeds from term loan issuance	—	60,000	—	—	60,000
Proceeds from revolver and notes payable	—	92,804	—	—	92,804
Payments on capital leases	—	(1,820)	—	—	(1,820)
Payment of revolver and notes payable	—	(89,437)	—	—	(89,437)
Payments on term loan	—	(46,700)	—	—	(46,700)
Payments to reacquire common stock	(555)	—	—	—	(555)
Cost of debt issues	—	(5,723)	—	—	(5,723)
Dividend distribution to noncontrolling interest	—	—	(1,234)	—	(1,234)

Cash flows from financing activities of continuing operations	(555)	9,124	(1,234)	—	7,335
Cash flows from financing activities of discontinued operations	—	(761)	—	—	(761)

Net cash from financing activities	(555)	8,363	(1,234)	—	6,574
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,137)	—	(2,137)

Net increase (decrease) in cash and cash equivalents	24,687	(13,901)	(19,851)	—	(9,065)
Cash and cash equivalents of continuing operations at beginning of period (12/31/11)	188	27,885	24,786	—	52,859
Cash and cash equivalents of discontinued operations at beginning of period (12/31/11)	—	—	10,586	—	10,586

Cash and cash equivalents at beginning of period (12/31/11)	188	27,885	35,372	—	63,445
Cash and cash equivalents at end of period (12/31/12)	24,875	13,984	15,521	—	54,380
Less: cash and cash equivalents of discontinued operations at end of period (12/31/12)	—	—	(5,602)	—	(5,602)

Cash and cash equivalents of continuing operations at end of period (12/31/12)	$24,875	$13,984	$9,919	$—	$48,778

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$982	$90,989	$(29,735)	$—	$62,236
Cash flows from operating activities of discontinued operations	—	(19,471)	(31,052)	—	(50,523)

Net cash from operating activities	982	71,518	(60,787)	—	11,713
Cash flows from investing activities:
Proceeds from working capital settlement	—	9,402	—	—	9,402
Proceeds from sales of property, plant and equipment	—	20,362	12,577	—	32,939
Proceeds from sale of subsidiary	—	18,749	—	—	18,749
Purchase of property, plant and equipment	—	(7,232)	(2,815)	—	(10,047)

Cash flows from investing activities of continuing operations	—	41,281	9,762	—	51,043
Cash flows from investing activities of discontinued operations	—	(438)	7,771	—	7,333

Net cash from investing activities	—	40,843	17,533	—	58,376
Cash flows from financing activities:
Proceeds from revolver and notes payable	—	59,357	—	—	59,357
Payments on capital leases	—	(7,870)	(399)	—	(8,269)
Payment of revolver and notes payable	—	(67,277)	—	—	(67,277)
Payments on term loan	—	(123,379)	—	—	(123,379)
Payments to reacquire common stock	(794)	—	—	—	(794)
Cost of debt issues	—	(4,935)	—	—	(4,935)
Dividend distribution to noncontrolling interest	—	—	(1,139)	—	(1,139)

Cash flows from financing activities of continuing operations	(794)	(144,104)	(1,538)	—	(146,436)
Cash flows from financing activities of discontinued operations	—	(855)	(5)	—	(860)

Net cash from financing activities	(794)	(144,959)	(1,543)	—	(147,296)
Effect of exchange rate changes on cash and cash equivalents	—	—	(449)	—	(449)

Net increase (decrease) in cash and cash equivalents	188	(32,598)	(45,246)	—	(77,656)
Cash and cash equivalents of continuing operations at beginning of period (12/31/10)	—	60,483	51,441	—	111,924
Cash and cash equivalents of discontinued operations at beginning of period (12/31/10)	—	—	29,177	—	29,177

Cash and cash equivalents at beginning of period (12/31/10)	—	60,483	80,618	—	141,101
Cash and cash equivalents at end of period (12/31/11)	188	27,885	35,372	—	63,445
Less: cash and cash equivalents of discontinued operations at end of period (12/31/11)	—	—	(10,586)	—	(10,586)

Cash and cash equivalents of continuing operations at end of period (12/31/11)	$188	$27,885	$24,786	$—	$52,859

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$(61,585)	$85,319	$3,045	$—	$26,779
Cash flows from operating activities of discontinued operations	—	(1,146)	21,238	—	20,092

Net cash from operating activities	(61,585)	84,173	24,283	—	46,871
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired and earnout	—	(421,182)	—	—	(421,182)
Proceeds from sales of property, plant and equipment	—	16,016	247	—	16,263
Purchase of property, plant and equipment	—	(11,652)	(3,983)	—	(15,635)
Maturities of short-term investments	—	16,755	—	—	16,755
Purchase of short-term investments	—	(255)	—	—	(255)

Cash flows from investing activities of continuing operations	—	(400,318)	(3,736)	—	(404,054)
Cash flows from investing activities of discontinued operations	—	(1,019)	422	—	(597)

Net cash from investing activities	—	(401,337)	(3,314)	—	(404,651)
Cash flows from financing activities:
Proceeds from term loan issuance	—	282,000	—	—	282,000
Proceeds from stock issuance	58,078	—	—	—	58,078
Stock-based compensation tax deficiency	(956)	—	—	—	(956)
Payments on capital leases	—	(8,331)	(1,214)	—	(9,545)
Payment on notes payable	—	(11,604)	—	—	(11,604)
Payments on term loan	—	(750)	—	—	(750)
Payments to reacquire common stock	(1,000)	—	—	—	(1,000)
Dividend distribution to noncontrolling interest	—	—	(1,135)	—	(1,135)
Costs of debt issues	—	(16,238)	—	—	(16,238)

Cash flows from financing activities of continuing operations	56,122	245,077	(2,349)	—	298,850
Cash flows from financing activities of discontinued operations	—	(848)	(207)	—	(1,055)

Net cash from financing activities	56,122	244,229	(2,556)	—	297,795
Effect of exchange rate changes on cash and cash equivalents	—	—	2,402	—	2,402

Net increase (decrease) in cash and cash equivalents	(5,463)	(72,935)	20,815	—	(57,583)
Cash and cash equivalents of continuing operations at beginning of period (12/31/09)	5,463	133,263	31,965	—	170,691
Cash and cash equivalents of discontinued operations at beginning of period (12/31/09)	—	—	27,993	—	27,993

Cash and cash equivalents at beginning of period (12/31/09)	5,463	133,263	59,958	—	198,684
Cash and cash equivalents at end of period (12/31/10)	—	60,328	80,773	—	141,101
Less: cash and cash equivalents of discontinued operations at end of period (12/31/10)	—	155	(29,332)	—	(29,177)

Cash and cash equivalents of continuing operations at end of period (12/31/10)	$—	$60,483	$51,441	$—	$111,924